EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Income from continuing operations	$ 71,487	$ 34,989
Net loss (income) attributable to noncontrolling interests	4,707	(6,324)
Income from continuing operations attributable to Dole plc	76,194	28,665
Loss from discontinued operations, net of income taxes		(14,506)
Net income attributable to Dole plc	$ 70,143	$ 14,159
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	94,929	94,899
Effect of share options with a dilutive effect (in shares)	300	125
Weighted average shares - diluted (in shares)	95,229	95,024
Basic:
Continuing operations (in USD per share)	$ 0.80	$ 0.30
Discontinued operations (in USD per share)	(0.06)	(0.15)
Net income per share attributable to Dole plc - basic (in USD per share)	0.74	0.15
Diluted:
Continuing operations (in USD per share)	0.80	0.30
Discontinued operations (in USD per share)	(0.06)	(0.15)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.74	$ 0.15